Alger Russell Innovation ETF Investment Risks - Alger Russell Innovation ETF	Dec. 31, 2025
ETF Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Risks
Market Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Market Trading Risk – The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation and/or redemption process of the Fund. Any of these factors, among others, may lead to the Fund’s shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive less (or more) than NAV when you sell those shares in the secondary market. The Manager cannot predict whether shares will trade above (premium), below (discount) or at NAV.
Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Authorized Participant Concentration Risk – Only authorized participants who have entered into agreements with the Fund’s distributor (“Authorized Participants” or “APs”) may engage in creation or redemption transactions directly with the Fund. The Fund may have a limited number of institutions that act as Authorized Participants, none of which are obligated to engage in creation or redemption transactions. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to process creation and/or redemption orders, Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in ETFs generally. Authorized participant concentration risks may be heightened in scenarios where Authorized Participants have limited or diminished access to the capital required to post collateral.
Early Close Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Early Close/Trading Halt Risk – An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities may be restricted, which may result in the Fund being unable to buy or sell these securities. In these circumstances, the Fund may be unable to rebalance and reconstitute its portfolio, may be unable to accurately price its investments, may incur substantial trading losses and/or may be prevented from sufficiently tracking the performance of the Underlying Index.
Cash Transactions Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Cash Transactions Risk – The Fund may effect its creations and redemptions for cash, rather than for in-kind securities. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in-kind. As such, investments in Fund shares may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind. Cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which may be higher than if the Fund sold and redeemed its shares in-kind, will be passed on to purchasers and redeemers of creation units in the form of creation and redemption transaction fees. To the extent that these costs are not offset by a transaction fee, the Fund may bear the expense, thereby decreasing the Fund’s NAV.
Index Related Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Index-Related Risk – There is no guarantee that the Fund’s investment results will have a high degree of correlation to those of the Underlying Index or that the Fund will achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Underlying Index. Errors in index data, index computations or the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. Unusual market conditions or other unforeseen circumstances (such as natural disasters, political unrest or war) may impact the Index Provider or a third-party data provider, and could cause the Index Provider to postpone a scheduled rebalance. This could cause the Underlying Index to vary from its normal or expected composition.
Tracking Error Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Tracking Error Risk – The Fund’s value will generally decline when the performance of the securities within the Underlying Index declines. A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the Underlying Index, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. In addition, the Fund bears management and other expenses and transaction costs in trading securities or other instruments, which the Underlying Index does not bear. The Fund, unlike the Underlying Index, is subject to regulatory requirements that can limit the Fund’s investments relative to what the Underlying Index can hold. Accordingly, the Fund’s performance will likely fail to match the performance of the Underlying Index, after taking expenses into account, as well as regulatory limitations. It is not possible to invest directly in an index.
Index Methodology and Provider Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Index Methodology and Provider Risk – The Fund seeks performance that corresponds to the performance of the Underlying Index. There is no guarantee or assurance that the Underlying Index will achieve high, or even positive, returns. The Underlying Index may underperform more traditional indices. In turn, the Fund could lose value while other indices or measures of market performance increase in value or performance. In addition, the Fund may be subject to the risk that the Index Provider may commit errors in Underlying Index computation, construction, reconstitution and rebalancing, despite any of the Index Provider’s procedures designed to prevent such occurrences and due diligence conducted by the Manager. Errors may result in a negative performance impact to the Fund and its shareholders. Additionally, the Index Provider relies on various sources of information to assess the criteria of components of the Underlying Index, including information that may be based on assumptions and estimates. Neither the Fund nor the Manager can offer assurances that the Index Provider’s calculation methodology or sources of information will provide an accurate assessment of included components. The Underlying Index was developed by the Manager.
Innovation Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Innovation Company Risk – Innovative companies may not be successful. The Fund may invest in a company that does not currently derive any revenue from innovation or developing technologies, and there is no assurance that a company will derive any revenue from innovation or developing technologies in the future.
Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Investment Risk – An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.
Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market Risk – Your investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Local, regional or global events such as environmental or natural disasters, war, geopolitical conflicts, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats, trade disputes and changes in trade regulations, civil unrest, recessions, or other events could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s NAV.
Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Equity Securities Risk – As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund’s price per share will fluctuate due to changes in the market prices of its investments. Also, the Fund’s investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.
Small Number of Holdings Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Small Number of Holdings Risk – Under normal circumstances, the Fund invests in a small number of issuers. Therefore, the Fund’s performance may be more vulnerable to changes in the market value of a single issuer and more susceptible to risks associated with a single economic, political, regulatory or other occurrence than a fund that has a higher number of holdings.
Mid Cap Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Mid Cap Securities Risk – There may be greater risk in investing in medium-capitalization companies rather than larger, more established companies due to such factors as inexperienced management and limited product lines or financial resources. It may also be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund because of the potentially less frequent trading of stocks of smaller market capitalization. Often, medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.
Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Concentration Risk – At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in an industry or group of related industries. The Fund generally concentrates its investments in issuers conducting business in an industry or group of related industries to approximately the same extent as the Underlying Index. Companies in the same industry or group of related industries may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund vulnerable to unfavorable developments in that industry or group of industries.
Software Industry Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Software Industry Risk – Technological developments, fixed-rate pricing, and the ability to attract and retain skilled employees can significantly affect companies operating in the software industry. Changing domestic and international demand, research and development costs, and product obsolescence can affect the profitability of software companies. Software company stocks may experience substantial fluctuations in market price.
Health Care Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Health Care Sector Risk – The Fund may have a significant portion of its assets invested in securities of healthcare companies. At times, the performance of healthcare companies will lag the performance of other industries or the broader market as a whole, and the performance of such companies may be more volatile. Healthcare companies may also be significantly affected by intense competition, aggressive pricing, government regulation, technological innovations, product obsolescence, patent considerations, product compatibility and consumer preferences.
Passive Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Passive Management Risk – The Fund is not “actively” managed. Therefore, it would not generally sell a security because the security’s issuer was in financial trouble unless that security is removed from the Underlying Index. As a result, the Fund’s performance could be lower than funds that actively shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers. The Fund does not seek temporary defensive positions when markets decline or appear overvalued. Because the Fund equally weights its holdings and rebalances its holdings quarterly, it may incur increased transaction costs and brokerage commissions, both of which can lower the actual return on an investment. Portfolio turnover may also increase short-term gains and losses. To the extent net short-term capital gains are realized, any distributions resulting from such gains will generally be taxed as ordinary income tax rates for federal income tax purposes, which may result in higher taxes than an ETF investor might expect to incur.
Sampling Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Sampling Risk – To the extent the Fund uses a representative sampling approach, it will hold a smaller number of securities than are in the Underlying Index. As a result, an adverse development respecting an issuer of securities held by the Fund could result in a greater decline in the Fund’s NAV than would be the case if the Fund held all of the securities in the Underlying Index. Conversely, a positive development relating to an issuer of securities in the Underlying Index that is not held by the Fund could cause the Fund to underperform the Underlying Index. To the extent the assets in the Fund are smaller, these risks may be greater.
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund’s share price may go down, which means you could lose money.
Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.